Income and Expenses - Summary of Financing Costs - Net (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Interest on loans and other related items	₱ 13,620	₱ 12,159	₱ 10,860
Accretion on lease liabilities (Note 10)	3,935	3,266	2,057
Accretion on financial liabilities	455	409	375
Financing charges	79	90	215
Capitalized interest (Notes 9)	(2,589)	(2,169)	(1,748)
Total financing costs – net	₱ 15,500	₱ 13,755	₱ 11,759